VSRM Transaction - Schedule of Calculation of Gain on VSRM Transaction (Parenthetical) (FY) (Details)	Oct. 14, 2022	Oct. 13, 2022	Oct. 12, 2022
Venture
Business Acquisition [Line Items]
Percentage of ownership interest purchased	50.00%	50.00%	50.00%